Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021
Commitments and Contingencies Disclosure [Abstract]
Purchase commitment, period, less than	1 year
Purchase obligation	$ 757,000,000
Liabilities recorded for guarantor obligations	$ 0	$ 0